Risk Management (Details)	12 Months Ended
Dec. 31, 2014 Bank Charterer Vessel
Concentration Risk [Line Items]
Number of vessels in operation	14
Assets [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Number of banks deposits held	2
Potential number of charterers employing all vessels	1
Number of vessels in operation	14
Number of charterers employment	8